Long-Term Debt - Schedule of Long - Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Total borrowings	$ 949,525	$ 1,085,576
Total Sale and Leaseback Agreements	141,659	178,335
Less: Current portion of long-term debt	(189,832)	(190,316)
Less: Current portion of Sale and Leaseback Agreements (o,p,q)	(34,408)	(36,675)
Plus: Original issue premium of 2024 Notes (j)	0	1,588
Less: Deferred financing costs (s)	(15,136)	(16,714)	$ (11,203)
Non-current portion of Long-Term Debt	744,557	880,134
Sale and Leaseback Agreement CMBFL - $120,000 (o) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	89,838	115,238
Sale and Leaseback Agreement CMBFL - $54,000 (p) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	41,850	49,950
Sale and Leaseback Agreement - Neptune $14,735 (q) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	9,971	13,147
Total Credit Facilities [Member]
Line of Credit Facility [Line Items]
Total borrowings	807,866	907,241
Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Less: Current portion of long-term debt	(155,424)	(153,641)
2022 Notes (n) [Member]
Line of Credit Facility [Line Items]
2022 Notes (n)	0	0
2022 Notes (n)	0	233,436
Less redemptions and repurchases (n)	0	(233,436)
2027 Secured Notes (a) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	336,875	0
E.SUN, MICB, Cathay, Taishin Credit Facility (b) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	46,500	0
Sinopac Credit Facility (c) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	9,900	11,580
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (d) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	100,000	132,000
Deutsche Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	44,695	49,345
HCOB Credit Facility (f) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	40,794	56,844
CACIB, Bank Sinopac, CTBC Credit Facility (g) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	44,050	49,150
New Hayfin Credit Facility (h) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	0	204,129
Chailease Credit Facility (i) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	3,852	5,568
2024 Notes (j) [Member]
Line of Credit Facility [Line Items]
2022 Notes (n)	0	117,520
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (k) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	181,200	213,200
Blue Ocean Junior Credit Facility (k, l) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	0	26,205
Hellenic Bank Credit Facility (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 0	$ 41,700